RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended
Sep. 30, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15.	RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group	Daqo Group and the Company are controlled by same group of shareholders.
Zhengjiang Daqo Solar Co. Ltd(“Zhenjiang Daqo)	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo	An affiliated company which was 100% held Daqo Group
Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group
Daqo New Material Co., Ltd. ("Daqo New Material")	An affiliated company which is 100% held by Daqo Group, and was consolidated by the Company as VIE on December 31, 2013

(2)	Related party balances:

The balance with Daqo Group and its subsidiaries was as follows:

The balances due from related parties mainly include amount due from Zhenjiang Daqo for the sales of wafer and polysilicon and Daqo Group for the consideration for the transfer of 100% ownership of Nanjing Daqo. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	As of December 31,	As of September 30,
	2013	2014
Amount due from related party
Zhenjiang Daqo	$6,898,980	$1,151,359
Daqo Group	6,465,561	6,935,700
Others	51,911	1,436,238
Total	$13,416,452	$9,523,297

Balances due to related parties related to interest free loans received primarily for working capital purposes from Daqo Solar, Xinjiang Daqo Investment and Daqo New Material, wholly-owned subsidiaries of Daqo Group. The balances are payable on demand and are as follows:

	As of December 31,	As of September 30,
	2013	2014
Amount due to related party
Daqo Group	$461,796	$1,303,377
Xinjiang Daqo Investment	18,482,300	21,395,707
Nanjing Daqo	1,651,810	—
Daqo Solar	66,750,009	43,310,377
Daqo New Material	—	8,059,967
Others	1,191,875	614,757
Total	$88,537,790	$74,684,185

(3)	The transactions with Daqo Group and its subsidiaries were as follows:

Name of Related parties	Nature	2013	2014
Daqo Group	Purchase-Fixed asset	$7,586,517	$488,742
	Financing-cash in	830,331	8,940,616
	Financing-cash out	-	8,110,285
Zhenjiang Daqo	Sales	8,691,577	4,387,248
Daqo Solar	Sales	-	8,973,778
	Financing-cash in	71,485,351	128,831,023
	Financing-cash out	9,594,639	150,210,334
Nanjing Daqo	Related party interest bearing loan	1,869,360	-
	Interest charged	116,681	-
	Financing-cash out	-	2,270,880
Xinjiang Daqo Investment	Financing-cash in	44,296,744	83,969,041
	Financing-cash out	23,645,923	80,750,864
Daqo New Material	Rental expense	-	802,918
	Financing-cash in	-	8,243,295
	Financing-cash out	-	1,390,178
Others subsidiaries under Daqo Group	Purchase-Fixed asset	31,691	1,125,674
	Purchase-Raw material	-	7,494
	Service expense	-	68,580
Total	Sales	$8,691,577	$13,361,026
	Purchase-Fixed asset	$7,618,208	$1,614,416
	Purchase-Raw material	$-	$7,494
	Rental expense	$-	$802,918
	Service expense	$-	$68,580
	Interest expense	$116,681	$-
	Proceeds from interest free loans	$116,612,426	$229,983,975
	Repayment of interest free loans	$33,240,562	$242,732,541